Income Taxes - Schedule of Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Balance at beginning of period	$ 2,813	$ 1,396	$ 1,590
Increases based on tax positions related to prior periods	536	1,621	1,815
Decreases based on tax positions related to prior periods	(1,831)
Decreases related to settlements with taxing authorities		(204)	(2,009)
Balance at the end of the period	$ 1,518	$ 2,813	$ 1,396